Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($) segment	Jun. 30, 2021 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues	$ 5,861	$ 5,698	$ 11,711	$ 11,404
Operating costs	(3,271)	(3,222)	(6,537)	(6,499)
Segment profit	2,590	2,476	5,174	4,905
Severance, acquisition and other costs	(40)	(7)	(53)	(96)
Depreciation and amortization	(1,199)	(1,153)	(2,350)	(2,286)
Finance costs
Interest expense	(269)	(268)	(529)	(535)
Net return on post-employment benefit plans	7	(5)	25	(10)
Impairment of assets	(106)	(164)	(108)	(167)
Other (expense) income	(97)	91	(4)	99
Income taxes	(232)	(236)	(567)	(489)
Net earnings	654	734	1,588	1,421
Operating Service
Disclosure of operating segments [line items]
Operating revenues	5,233	5,040	10,410	10,008
Operating Product
Disclosure of operating segments [line items]
Operating revenues	628	658	1,301	1,396
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,234	2,115	4,432	4,202
BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	1,692	1,569	3,327	3,072
BELL WIRELESS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	542	546	1,105	1,130
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	2,894	2,917	5,805	5,913
BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues	2,808	2,805	5,609	5,647
BELL WIRELINE | Operating Product
Disclosure of operating segments [line items]
Operating revenues	86	112	196	266
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	733	666	1,474	1,289
Finance costs
Impairment of assets				(163)
BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues	733	666	1,474	1,289
BELL MEDIA | Operating Product
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues	(201)	(188)	(399)	(376)
Operating costs	201	188	399	376
INTER- SEGMENT ELIMINA- TIONS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	(200)	(186)	(397)	(372)
INTER- SEGMENT ELIMINA- TIONS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	(1)	(2)	(2)	(4)
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	12	13	24	26
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	11	11	22	22
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	1	2	2	4
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	101	86	203	171
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues	101	86	203	171
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE | Operating Product
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	88	89	172	179
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues	88	89	172	179
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA | Operating Product
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,246	2,128	4,456	4,228
Operating costs	(1,197)	(1,159)	(2,398)	(2,336)
Segment profit	1,049	969	2,058	1,892
Operating segments | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues	1,703	1,580	3,349	3,094
Operating segments | BELL WIRELESS | Operating Product
Disclosure of operating segments [line items]
Operating revenues	543	548	1,107	1,134
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	2,995	3,003	6,008	6,084
Operating costs	(1,680)	(1,710)	(3,326)	(3,428)
Segment profit	1,315	1,293	2,682	2,656
Operating segments | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues	2,909	2,891	5,812	5,818
Operating segments | BELL WIRELINE | Operating Product
Disclosure of operating segments [line items]
Operating revenues	86	112	196	266
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	821	755	1,646	1,468
Operating costs	(595)	(541)	(1,212)	(1,111)
Segment profit	226	214	434	357
Operating segments | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues	821	755	1,646	1,468
Operating segments | BELL MEDIA | Operating Product
Disclosure of operating segments [line items]
Operating revenues	$ 0	$ 0	$ 0	$ 0